Loans to Customers at amortized cost (Details) - Schedule of loans to customers, net - CLP ($) $ in Millions		Dec. 31, 2021		Dec. 31, 2020
Commercial loans (2)
Loans to customers		$ 33,592,377		$ 30,101,583
Gross Carrying Amount [Member]
Commercial loans (2)
Loans to customers		34,265,873		30,937,690
Accumulated Impairment [Member]
Commercial loans (2)
Loans to customers		(673,496)	[1]	(836,107)
Commercial loans [Member]
Commercial loans (2)
Loans to customers		15,729,515		14,017,203
Commercial loans [Member] | Gross Carrying Amount [Member]
Commercial loans (2)
Loans to customers		15,986,168		14,398,446
Commercial loans [Member] | Accumulated Impairment [Member]
Commercial loans (2)
Loans to customers		(256,653)	[1]	(381,243)
Foreign trade loans [Member]
Commercial loans (2)
Loans to customers		1,256,625		949,305
Foreign trade loans [Member] | Gross Carrying Amount [Member]
Commercial loans (2)
Loans to customers		1,271,705		967,646
Foreign trade loans [Member] | Accumulated Impairment [Member]
Commercial loans (2)
Loans to customers		(15,080)	[1]	(18,341)
Current account debtors [Member]
Commercial loans (2)
Loans to customers		141,488		114,246
Current account debtors [Member] | Gross Carrying Amount [Member]
Commercial loans (2)
Loans to customers		144,010		120,539
Current account debtors [Member] | Accumulated Impairment [Member]
Commercial loans (2)
Loans to customers		(2,522)	[1]	(6,293)
Factoring transactions [Member]
Commercial loans (2)
Loans to customers		483,624		368,230
Factoring transactions [Member] | Gross Carrying Amount [Member]
Commercial loans (2)
Loans to customers		486,282		373,903
Factoring transactions [Member] | Accumulated Impairment [Member]
Commercial loans (2)
Loans to customers		(2,658)	[1]	(5,673)
Student loans [Member]
Commercial loans (2)
Loans to customers		54,581		55,162
Student loans [Member] | Gross Carrying Amount [Member]
Commercial loans (2)
Loans to customers		58,018		57,552
Student loans [Member] | Accumulated Impairment [Member]
Commercial loans (2)
Loans to customers		(3,437)	[1]	(2,390)
Commercial lease transactions [Member]
Commercial loans (2)
Loans to customers	[2]	1,587,974		1,541,730
Commercial lease transactions [Member] | Gross Carrying Amount [Member]
Commercial loans (2)
Loans to customers	[2]	1,612,776		1,592,905
Commercial lease transactions [Member] | Accumulated Impairment [Member]
Commercial loans (2)
Loans to customers	[2]	(24,802)	[1]	(51,175)
Other loans and accounts receivable [Member]
Commercial loans (2)
Loans to customers		99,684		74,331
Other loans and accounts receivable [Member] | Gross Carrying Amount [Member]
Commercial loans (2)
Loans to customers		113,373		90,606
Other loans and accounts receivable [Member] | Accumulated Impairment [Member]
Commercial loans (2)
Loans to customers		(13,689)	[1]	(16,275)
Commercial loans Subtotal [Member]
Commercial loans (2)
Loans to customers		19,353,491		17,120,207
Commercial loans Subtotal [Member] | Gross Carrying Amount [Member]
Commercial loans (2)
Loans to customers		19,672,332		17,601,597
Commercial loans Subtotal [Member] | Accumulated Impairment [Member]
Commercial loans (2)
Loans to customers		(318,841)	[1]	(481,390)
Mortgage bonds [Member]
Commercial loans (2)
Loans to customers		6,057		9,306
Mortgage bonds [Member] | Gross Carrying Amount [Member]
Commercial loans (2)
Loans to customers		6,084		9,363
Mortgage bonds [Member] | Accumulated Impairment [Member]
Commercial loans (2)
Loans to customers		(27)	[1]	(57)
Transferable mortgage loans [Member]
Commercial loans (2)
Loans to customers		17,718		24,029
Transferable mortgage loans [Member] | Gross Carrying Amount [Member]
Commercial loans (2)
Loans to customers		17,784		24,105
Transferable mortgage loans [Member] | Accumulated Impairment [Member]
Commercial loans (2)
Loans to customers		(66)	[1]	(76)
Other residential real estate mortgage loans [Member]
Commercial loans (2)
Loans to customers		10,132,804		9,165,333
Other residential real estate mortgage loans [Member] | Gross Carrying Amount [Member]
Commercial loans (2)
Loans to customers		10,169,889		9,198,834
Other residential real estate mortgage loans [Member] | Accumulated Impairment [Member]
Commercial loans (2)
Loans to customers		(37,085)	[1]	(33,501)
Credits from ANAP [Member]
Commercial loans (2)
Loans to customers				2
Credits from ANAP [Member] | Gross Carrying Amount [Member]
Commercial loans (2)
Loans to customers				2
Credits from ANAP [Member] | Accumulated Impairment [Member]
Commercial loans (2)
Loans to customers			[1]
Other loans and accounts receivable [Member]
Commercial loans (2)
Loans to customers		150,963		154,050
Other loans and accounts receivable [Member] | Gross Carrying Amount [Member]
Commercial loans (2)
Loans to customers		152,771		155,068
Other loans and accounts receivable [Member] | Accumulated Impairment [Member]
Commercial loans (2)
Loans to customers		(1,808)	[1]	(1,018)
Mortgages Subtotal [Member]
Commercial loans (2)
Loans to customers		10,307,542		9,352,720
Mortgages Subtotal [Member] | Gross Carrying Amount [Member]
Commercial loans (2)
Loans to customers		10,346,528		9,387,372
Mortgages Subtotal [Member] | Accumulated Impairment [Member]
Commercial loans (2)
Loans to customers		(38,986)	[1]	(34,652)
Consumer loans in installments [Member]
Commercial loans (2)
Loans to customers		2,605,478		2,453,967
Consumer loans in installments [Member] | Gross Carrying Amount [Member]
Commercial loans (2)
Loans to customers		2,873,304		2,711,541
Consumer loans in installments [Member] | Accumulated Impairment [Member]
Commercial loans (2)
Loans to customers		(267,826)	[1]	(257,574)
Current account debtors [Member]
Commercial loans (2)
Loans to customers		166,133		152,315
Current account debtors [Member] | Gross Carrying Amount [Member]
Commercial loans (2)
Loans to customers		172,623		158,756
Current account debtors [Member] | Accumulated Impairment [Member]
Commercial loans (2)
Loans to customers		(6,490)	[1]	(6,441)
Credit card debtors [Member]
Commercial loans (2)
Loans to customers		1,159,090		1,021,820
Credit card debtors [Member] | Gross Carrying Amount [Member]
Commercial loans (2)
Loans to customers		1,199,407		1,077,445
Credit card debtors [Member] | Accumulated Impairment [Member]
Commercial loans (2)
Loans to customers		(40,317)	[1]	(55,625)
Consumer lease transactions [Member]
Commercial loans (2)
Loans to customers	[2]	476		300
Consumer lease transactions [Member] | Gross Carrying Amount [Member]
Commercial loans (2)
Loans to customers	[2]	509		302
Consumer lease transactions [Member] | Accumulated Impairment [Member]
Commercial loans (2)
Loans to customers	[2]	(33)	[1]	(2)
Other loans and accounts receivable [Member]
Commercial loans (2)
Loans to customers		167		254
Other loans and accounts receivable [Member] | Gross Carrying Amount [Member]
Commercial loans (2)
Loans to customers		1,170		677
Other loans and accounts receivable [Member] | Accumulated Impairment [Member]
Commercial loans (2)
Loans to customers		(1,003)	[1]	(423)
Consumer loans Subtotal [Member]
Commercial loans (2)
Loans to customers		3,931,344		3,628,656
Consumer loans Subtotal [Member] | Gross Carrying Amount [Member]
Commercial loans (2)
Loans to customers		4,247,013		3,948,721
Consumer loans Subtotal [Member] | Accumulated Impairment [Member]
Commercial loans (2)
Loans to customers		$ (315,669)	[1]	$ (320,065)

[1]	Include an additional overlay related to the measures associated with the COVID-19 contingency. See Note No. 42(2)(l).
[2]	In this item, the Bank finances its clients’ purchases of assets, including real estate and other personal property, through financial lease agreements. As of December 31, 2021, Ch$810,969 million corresponds to financial leases for real estate (Ch$803,238 million in December 31, 2020) and Ch$802,316 million corresponds to financial leases for other assets (Ch$789,969 million in December 31, 2020).